SHARE CAPITAL AND SHARE-BASED PAYMENTS	12 Months Ended
Jan. 31, 2018
Notes to Financial Statements
12. SHARE CAPITAL AND SHARE-BASED PAYMENTS

a) Authorized

Unlimited common shares without par value. All shares outstanding are fully paid.

b) Issued during 2018 and 2017

During the year ended January 31, 2018, the Company issued 510,000 common shares upon the exercise of stock options for gross proceeds of $150,600.

During the year ended January 31, 2018, the Company issued 3,965,000 common shares upon the exercise of warrants for gross proceeds of $404,750.

During the year ended January 31, 2017, the Company issued 25,000 common shares upon the exercise of stock options for gross proceeds of $6,000.

During the year ended January 31, 2017, the Company issued 1,000,000 common shares upon the exercise of warrants for gross proceeds of $100,000.

c) Share repurchases and cancellations

During the year ended January 31, 2018, and pursuant to the closing of the transaction with Barrick (Note 5), 4,150,000 common shares of the Company were returned and cancelled.

On June 26, 2017, the Company announced that the TSX Venture Exchange (”TSX-V”) has accepted the Company’s Notice for its normal course issuer bid (the “Bid”).

Pursuant to the Bid, the Company may purchase up to 3,844,000 common shares up until June 26, 2018, which represents approximately 10% of the total current public float (being total issued shares, less shares held by insiders, and their associates and affiliates).

During the year ended January 31, 2018, the Company purchased 1,254,000 common shares and cancelled 911,500 common shares pursuant to the Bid. As at January 31, 2018, the Company held 342,500 treasury shares.

d) Share purchase warrants

A summary of the share purchase warrants issued, exercised and expired during the years ended January 31, 2018, and 2017, is as follows:

	Number of Warrants	Weighted Average Exercise Price
Balance, January 31, 2016	8,649,500	$0.12
Exercised	(1,000,000)	$0.10
Balance, January 31, 2017	7,649,500	$0.12
Exercised	(3,965,000)	$0.10
Expired	(200,000)	$0.10
Balance, January 31, 2018	3,484,500	$0.15

Details of share purchase warrants outstanding as of January 31, 2018 and 2017 are as follows:

	Exercise Price	Warrants Outstanding and Exercisable
Expiry Date	per Share	January 31, 2018	January 31, 2017

September 10, 2017	$0.10	-	2,500,000
July 17, 2018	$0.15	3,484,500	3,649,500
January 14, 2018	$0.10	-	1,500,000
		3,484,500	7,649,500

e) Stock options

The Company’s stock option plan provides for the granting of options to directors, officers, employees and consultants. Under the terms of the option plan, options issued will not exceed 10% (2017 - 10%) of the issued and outstanding shares from time to time. The option price under each option is not less than the discounted market price on the grant date. The expiry date for each option is set by the Board of Directors at the time of issue and cannot be more than 10 years after the grant date. All options vest 100% on the grant date unless a vesting schedule is set by the Board of Directors at the time of issue.

For the years ended January 31, 2018 and 2017, stock option activity is summarized as follows:

	Number of Options	Weighted Average Exercise Price
Stock options outstanding and exercisable, January 31, 2016	3,170,000	$0.28
Exercised	(25,000)	$0.24
Stock options outstanding and exercisable, January 31, 2017	3,145,000	$0.28
Granted	1,775,000	$0.36
Exercised	(510,000)	$0.30
Cancelled	(115,000)	$0.29
Expired	(900,000)	$0.39
Stock options outstanding and exercisable, January 31, 2018	3,395,000	$0.29

A summary of stock options outstanding as at January 31, 2018 is as follows:

Number Outstanding	Exercise Price	Weighted Average Remaining Contractual Life (years)	Expiry Date
1,150,000	$0.240	1.12	March 14, 2019
100,000	$0.125	2.68	October 6, 2020
100,000	$0.150	2.68	October 6, 2020
100,000	$0.175	2.68	October 6, 2020
100,000	$0.200	2.68	October 6, 2020
100,000	$0.225	2.68	October 6, 2020
1,720,000	$0.355	4.43	July 5, 2022
25,000	$0.355	1.44	July 10, 2019

3,395,000		3.03

During the year ended January 31, 2018, the Company granted incentive stock options for the purchase of up to 1,775,000 common shares at a price of $0.355 per share to directors, officers, consultants, and employees of the Company.

No stock options were granted during the year ended January 31, 2017.

On October 6, 2015, the Company granted incentive stock options for the purchase of up to 500,000 common shares to a consultant. These 500,000 stock options have the following prices and vesting terms, and are exercisable on or before October 6, 2020:

-       100,000 at a price of $0.125 vesting after three months

-       100,000 at a price of $0.15 vesting after six months

-       100,000 at a price of $0.175 vesting after nine months

-       100,000 at a price of $0.20 vesting after twelve months

-       100,000 at a price of $0.225 vesting after fifteen months

The table below outlines the share-based payment expense relating to the grant and vesting of stock options and for the extension of the expiry date of warrants during the years ended:

	2018	2017	2016

Directors, officers and employees	$560,000	$-	$-
Investor relations	-	-	-
Consultants	5,250	7,865	13,445
Extension of warrants	-	-	143,697
	$565,250	$7,865	$157,142

Option pricing requires the use of highly subjective estimates and assumptions including the expected stock price volatility. Changes in the underlying assumptions can materially affect the fair value estimates. The fair value of the options re-valued and granted to officers, directors, consultants and employees was calculated using the Black-Scholes model with following weighted average assumptions:

	2018	2017	2016
Weighted average assumptions:
Risk-free interest rate	1.42%	0.71%	0.42%
Expected dividend yield	-	-	-
Expected option life (years)	4.96	4.13	3.20
Expected stock price volatility	129.96%	104.02%	100.07%
Forfeiture rate	-	-	-
Weighted average fair value at grant date	$0.32	$0.05	$0.04